22. Condensed Financial Information (Parent Company Only) (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net income	$ 2,142,603	$ 2,269,732	$ 2,002,654	$ 1,982,543	$ 1,524,620	$ 1,792,949	$ 1,499,513	$ 1,414,216	$ 8,397,532	$ 6,231,298
Adjustments to reconcile net income to net cash provided by operating activities
Net cash provided by operating activities									10,166,779	8,065,644
Cash Flows from Financing Activities
Redemption of preferred stock									(500,000)	0
Dividends paid on preferred stock									(103,125)	(101,563)
Dividends paid on common stock									(2,672,985)	(2,457,871)
Net cash used in financing activities									44,664,132	23,463,813
Net increase in cash									25,281,314	13,039,215
Cash Paid for Interest									4,472,564	3,040,369
Dividends paid:
Dividends declared									(3,799,864)	(3,453,884)
Increase in dividends payable attributable to dividends declared									(80,078)	(49,315)
Dividends reinvested									(1,046,801)	(946,698)
Parent Company [Member]
Cash Flows from Operating Activities
Net income									8,397,532	6,231,298
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiary									(5,040,174)	(3,588,670)
Decrease (increase) in income taxes receivable									82,980	(20,888)
Net cash provided by operating activities									3,440,338	2,621,740
Cash Flows from Financing Activities
Redemption of preferred stock									(500,000)	0
Dividends paid on preferred stock									(103,125)	(101,563)
Dividends paid on common stock									(2,672,985)	(2,457,871)
Net cash used in financing activities									(3,276,110)	(2,559,434)
Net increase in cash									164,228	62,306
Cash Beginning				$ 556,392				$ 494,086	556,392	494,086
Cash Ending	$ 720,620				$ 556,392				720,620	556,392
Cash Received for Income Taxes									290,224	269,335
Cash Paid for Interest									650,361	524,696
Dividends paid:
Dividends declared									3,799,864	3,453,884
Increase in dividends payable attributable to dividends declared									(80,078)	(49,315)
Dividends reinvested									(1,046,801)	(946,698)
Total common shares dividends paid									$ 2,672,985	$ 2,457,871